Financial Instruments - Summary of Group's Exposure to Foreign Currency Risk Based on Notional Amounts (Detail) - Currency risk [member] € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
USD
Disclosure of Risks [line items]
Financial assets (liabilities)			$ 120,776			$ 80,009
USD | Financial assets [member]
Disclosure of Risks [line items]
Financial assets			1,095,564			202,977
USD | Other non-current assets [member]
Disclosure of Risks [line items]
Financial assets			69			71
USD | Financial assets at fair value through other comprehensive income [member]
Disclosure of Risks [line items]
Financial assets			8,848			1,393
USD | Due from related parties-current [member]
Disclosure of Risks [line items]
Financial assets						152
USD | Trade receivables and contract assets [member]
Disclosure of Risks [line items]
Financial assets			13,234			17,383
USD | Other current assets [member]
Disclosure of Risks [line items]
Financial assets			11,769			10,602
USD | Cash and cash equivalents [member]
Disclosure of Risks [line items]
Financial assets			1,061,644			173,376
USD | Financial liabilities [member]
Disclosure of Risks [line items]
Financial liabilities			(1,670,942)			(1,953,194)
USD | Loans and borrowings-non-current [member]
Disclosure of Risks [line items]
Financial liabilities			(342,930)			(351,444)
USD | Debt securities issued-non-current [member]
Disclosure of Risks [line items]
Financial liabilities			(940,137)			(923,188)
USD | Lease obligations - non-current [member]
Disclosure of Risks [line items]
Financial liabilities			(6,822)			(2,399)
USD | Other non current liabilities [member]
Disclosure of Risks [line items]
Financial liabilities			(64,829)			(60,529)
USD | Loans and borrowings-current [member]
Disclosure of Risks [line items]
Financial liabilities			(85,526)			(402,507)
USD | Debt securities issued-current [member]
Disclosure of Risks [line items]
Financial liabilities			(55,938)			(55,060)
USD | Lease obligations-current [member]
Disclosure of Risks [line items]
Financial liabilities			(721)			(725)
USD | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities			(174,039)			(156,320)
USD | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities						(1,022)
USD | Participating cross currency swap and FX swap contracts [member]
Disclosure of Risks [line items]
Financial assets (liabilities)			440,036			$ 1,830,226
USD | Currency forward contracts [member]
Disclosure of Risks [line items]
Financial assets (liabilities)			$ 256,118
EUR
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ 38,082			€ (13,608)
EUR | Financial assets [member]
Disclosure of Risks [line items]
Financial assets | €		169,799			1,303,763
EUR | Other non-current assets [member]
Disclosure of Risks [line items]
Financial assets | €		11			5,412
EUR | Financial assets at fair value through other comprehensive income [member]
Disclosure of Risks [line items]
Financial assets | €		64,956			50,721
EUR | Due from related parties-current [member]
Disclosure of Risks [line items]
Financial assets | €					581
EUR | Trade receivables and contract assets [member]
Disclosure of Risks [line items]
Financial assets | €		15,239			38,496
EUR | Other current assets [member]
Disclosure of Risks [line items]
Financial assets | €		3,737			4,979
EUR | Cash and cash equivalents [member]
Disclosure of Risks [line items]
Financial assets | €		85,856			1,203,574
EUR | Financial liabilities [member]
Disclosure of Risks [line items]
Financial liabilities | €		(832,290)			(1,031,660)
EUR | Loans and borrowings-non-current [member]
Disclosure of Risks [line items]
Financial liabilities | €		(543,680)			(577,675)
EUR | Lease obligations - non-current [member]
Disclosure of Risks [line items]
Financial liabilities | €		(17,000)			(19,282)
EUR | Loans and borrowings-current [member]
Disclosure of Risks [line items]
Financial liabilities | €		(244,057)			(385,371)
EUR | Lease obligations-current [member]
Disclosure of Risks [line items]
Financial liabilities | €		(3,598)			(5,178)
EUR | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities | €		(23,944)			(44,103)
EUR | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities | €		(11)			(51)
EUR | Loans defined as hedging instruments [member]
Disclosure of Risks [line items]
Financial assets (liabilities) | €		164,634			145,105
EUR | Participating cross currency swap and FX swap contracts [member]
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ 535,939			€ (430,816)
RMB/CNY
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥	¥ (545,845)			¥ (3,435)
RMB/CNY | Financial assets [member]
Disclosure of Risks [line items]
Financial assets | ¥	4,801
RMB/CNY | Cash and cash equivalents [member]
Disclosure of Risks [line items]
Financial assets | ¥	4,801
RMB/CNY | Financial liabilities [member]
Disclosure of Risks [line items]
Financial liabilities | ¥	(741,067)			(237,802)
RMB/CNY | Loans and borrowings-non-current [member]
Disclosure of Risks [line items]
Financial liabilities | ¥	(160,398)			(192,367)
RMB/CNY | Loans and borrowings-current [member]
Disclosure of Risks [line items]
Financial liabilities | ¥	(92,931)			(44,880)
RMB/CNY | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities | ¥	(487,738)			(555)
RMB/CNY | Participating cross currency swap and FX swap contracts [member]
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥	¥ 190,421			¥ 234,367